Average Annual Total Returns - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 30, 2025
VIP Asset Manager Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.50%
Past 5 years	5.65%
Past 10 years	5.66%
VIP Asset Manager Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.34%
Past 5 years	5.54%
Past 10 years	5.56%
VIP Asset Manager Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	8.23%
Past 5 years	5.38%
Past 10 years	5.40%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0001
Average Annual Return:
Past 1 year	9.08%
Past 5 years	5.56%
Past 10 years	5.97%